Financial instruments - Financial Obligations (Details) $ in Thousands	3 Months Ended
Mar. 31, 2026 USD ($)
Other Commitments [Line Items]
Carrying amount	$ 19,610
Contractual cash flows	20,539
Contractual obligation, due less than 1 year	18,589
Contractual obligation, due 1-3 years	1,168
Contractual obligation, due 4-5 years	782
Accounts payable and accrued liabilities
Other Commitments [Line Items]
Carrying amount	15,947
Contractual cash flows	15,947
Contractual obligation, due less than 1 year	15,947
Contractual obligation, due 1-3 years	0
Contractual obligation, due 4-5 years	0
Term loan facility (note 11)
Other Commitments [Line Items]
Carrying amount	1,948
Contractual cash flows	2,086
Contractual obligation, due less than 1 year	2,086
Contractual obligation, due 1-3 years	0
Contractual obligation, due 4-5 years	0
Operating lease obligations
Other Commitments [Line Items]
Carrying amount	1,715
Contractual cash flows	2,506
Contractual obligation, due less than 1 year	556
Contractual obligation, due 1-3 years	1,168
Contractual obligation, due 4-5 years	$ 782